Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property and Equipment

Property and equipment consists of the following as of December 31:

	2010	2009
	(in millions)
Land and land improvements	$1,669	$1,574
Buildings and leasehold improvements	12,080	11,502
Furniture and equipment	1,895	1,794
Construction in progress	168	104

	15,812	14,974
Less accumulated depreciation and amortization	(5,298)	(4,743)

	$10,514	$10,231